Other Expense, Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Transformation costs				$ 22	$ 25	$ 18
Business Combination, Integration Related Costs				18	0	0
Provision of losses on recoverable taxes				8	0	0
Loss on asset contribution				3	0	14
Gain on sale of joint venture interest				(2)	(5)	(19)
UK Administration recovery					(2)
Equity Method Investment, Other than Temporary Impairment				0	0	5
Other expense, net				59	18	18
Equity Method Investment, Realized Gain (Loss) on Disposal				2	5	19
R-Tek Ltd. [Member]
Gain on sale of joint venture interest						(19)
Equity Method Investment, Ownership Percentage							50.00%
Proceeds from Sale of Equity Method Investments						30
Equity Method Investment, Realized Gain (Loss) on Disposal						19
Visteon TYC Corporation [Member]
Equity Method Investment, Other than Temporary Impairment	$ 5
KRW option contract [Member]
Loss on KRW option contract				10	$ 0	$ 0
Derivative, Notional Amount				$ 2,229
Cadiz Electronics Plant Closure [Member] | Costs related to assets contribution [Member]
Loss on asset contribution		$ 14
Subsequent Event [Member] | KRW option contract [Member]
Loss on KRW option contract			$ (6)